Loss Per Share (Details 1) - shares	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Earnings Per Share [Line Items]
Total stock options and warrants	73,640,908	84,517,390
Stock Options [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	72,517,385	76,928,864
Warrants Equity Classified [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	1,123,523	1,782,246
Warrants Liability Classified [Member]
Earnings Per Share [Line Items]
Total stock options and warrants	0	5,806,280